Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,111,000
Previously Paid Amount	0.00
Total Fee Amount	170.09
Total Offset Amount	0.00
Net Fee	170.09
Narrative - Max Aggregate Offering Price	$ 1,111,000
Final Prospectus	true